SHARE-BASED COMPENSATION (Details) - Schedule of Number of Options Outstanding - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Granted			24,120
Weighted- average grant-date fair value price, Granted		$ 0
Employee Options [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding biginning balance	14,566	23,393	1,976
Weighted- average grant-date fair value price, Outstanding biginning balance	$ 21.72	$ 21.67	$ 17.33
Number of options, Granted		0	23,234
Weighted- average grant-date fair value price, Granted		$ 0	$ 21.76
Number of options, Vested		(8,827)	(690)
Weighted- average grant-date fair value price, Vested		$ 21.6	$ 16.04
Number of options, Forfeited		0	(1,127)
Weighted- average grant-date fair value price, Forfeited		$ 0	$ 19.34
Number of options, Outstanding ending balance		14,566	23,393
Weighted- average grant-date fair value price, Outstanding ending balance		$ 21.72	$ 21.67
Non-Employee Options [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding biginning balance	0	59	135
Weighted- average grant-date fair value price, Outstanding biginning balance	$ 0	$ 11.21	$ 11.09
Number of options, Granted		0	886
Weighted- average grant-date fair value price, Granted			$ 26.96
Number of options, Vested		(59)	(962)
Weighted- average grant-date fair value price, Vested		$ 11.21	$ 25.69
Number of options, Forfeited		0	0
Weighted- average grant-date fair value price, Forfeited		$ 0	$ 0
Number of options, Outstanding ending balance		0	59
Weighted- average grant-date fair value price, Outstanding ending balance		$ 0	$ 11.21
Share Based Payment Arrangement Employee And Non Employee [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding biginning balance	53,914	54,135	31,897
Number of options, Granted	0	0	24,119
Number of options, Forfeited	(326)	0	(1,128)
Number of options, Outstanding ending balance	26,316	53,914	54,135